Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2035 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2035 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.12%)
Since Inception	(7.05%)
Fidelity Freedom Blend 2035 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.31%)
Since Inception	(9.07%)
Fidelity Freedom Blend 2035 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.06%)
Since Inception	(5.51%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	(1.86%)	[1]
F0552
Average Annual Return:
Past 1 year	(17.53%)
Since Inception	(6.27%)	[1]

[1]	AFrom April 6, 2021.